CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
Total Revenues	$ 773,140	$ 105,214	$ 1,504,626	$ 400,290	$ 552,579	$ 817,724
Cost of Goods Sold	769,620	96,427	1,497,195	366,801	451,713	690,953
Total	3,520	8,787	7,431	33,489	100,866	126,771
Selling, general and administrative expenses	162,629	248,743	1,789,804	784,359	1,072,866	2,364,465
Impairment of goodwill				4,799,965	4,799,965
Loss from Operations	(159,109)	(239,956)	(1,782,373)	(5,550,835)	(5,771,965)	(2,237,694)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(201,000)		(1,562,000)
Gain on fair market valuation of derivatives	569,700		1,225,700
Loss on property and equipment		(1,322)		(1,322)	(1,322)
Interest Expense	(224,536)	(15,805)	(519,768)	(48,136)	(62,203)	(32,801)
Total Other Income (Expense)	144,164	(17,127)	(856,068)	(49,458)	(63,525)	(32,801)
Loss before Provision for Income taxes	(14,945)	(257,083)	(2,638,441)	(5,600,293)	(5,835,490)	(2,270,495)
Provision for Income Taxes			1,650	878	879	2,117
Net Loss applicable to common shareholders	$ (14,945)	$ (257,083)	$ (2,640,091)	$ (5,601,171)	$ (5,836,369)	$ (2,272,612)
Net Loss per Common Share Basic and Diluted	$ 0.00	$ 0.00	$ (0.03)	$ (0.07)	$ (0.08)	$ (0.12)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	94,071,535	82,176,201	88,520,734	75,049,917	76,890,335	18,711,209